SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share-based Compensation		$ 7,010	$ 7,770	$ 7,821
Performance Share Based Compensation Expense		2,700	2,300	100
Share Based Payment Cash Received from Stock Option Exercises				$ 3,900
Total unrecognized compensation expense related to non-vested share options		9,500
Unrecognized compensation expense related to non-vested share options		$ 9,300
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)		2 years 2 months 12 days
Unrecognized compensation cost expected to be recognized over a weighted-average period related to non-probable performance condition options		$ 200
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted Expire Terms		4 years
Long Term Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grants	2,000,000	888,738
Long Term Incentive Plan 2021 | Time Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock	400,000
Long Term Incentive Plan 2021 | Performance Based Option
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock	400,000